Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		9 Months Ended		12 Months Ended	15 Months Ended
	Nov. 06, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2021
Share-Based Compensation
Average risk-free rate of interest		0.67%		1.67%
Dividend yield (as a percent)		0.00%		0.00%
Incremental compensation cost	$ 285,661	$ 42,867	$ 68,530		$ 141,977
Stock options
Share-Based Compensation
Expected volatility, minimum (as a percent)		43.18%		42.50%
Expected volatility, maximum (as a percent)		43.38%		43.22%
Contractual term		10 years		10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)		$ 0.10		$ 0.09
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)		$ 0.13		$ 0.10